Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (23,013)	$ (4,596)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of discount on convertible notes	242	140
Non-cash accrued interest related to convertible notes	341	72
Change in fair value of convertible notes derivative liability	602	27
Change in fair value of forward option	10,170	0
Loss on sale of recycled shares	1	0
PPP loan forgiveness	0	(91)
Stock-based compensation	1,311	14
Changes in operating assets and liabilities
Other receivables	4	0
Inventory	0	55
Prepaid expenses	(1,073)	12
Accounts payable	1,548	(297)
Accrued expenses and other current liabilities	2,073	(450)
Net cash used in operating activities	(7,794)	(5,114)
Cash flows from financing activities
Proceeds from issuance of convertible notes	1,681	2,746
Proceeds from recapitalization	9,961	0
Payment of recapitalization transaction costs	(1,211)	0
Proceeds from PIPE investors	7,000	0
Payment for forward contracts	(11,940)	0
Proceeds from sale of recycled shares	40	0
Proceeds from notes payable	1,878	0
Payment of notes payable	(15)
Proceeds from PPP loan	0	91
Repayment of Government loans	(63)	0
Repayment of PPP loan	0	(20)
Net cash provided by financing activities	7,331	2,817
Net decrease in cash	(463)	(2,297)
Cash, beginning of period	510	2,807
Cash, end of period	47	510
Supplemental disclosure of cash flow information
Cash paid for income taxes	1	0
Cash paid for interest	6	0
Supplemental disclosure of noncash flow information
Conversion of Series A-2 Preferred stock into Series B Preferred stock	2,400	151
Conversion of Preferred stock to common stock	73,349	0
Conversion of convertible notes to common stock	5,989	0
Recapitalization transaction costs in accounts payable	294	0
Recapitalization transaction costs in notes payable	2,209	0
Value of derivative liability on issuance of convertible notes	52	499
Non-cash conversion of accrued expenses into convertible notes	96	114
Other receivables of cash in transit for convertible notes	$ 0	$ 58